WesMark Funds

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 March 31, 2004




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549



RE: WesMark Funds  (the  "Registrant")
WesMark Small Company Growth Fund
WesMark Growth Fund
WesMark Balanced Fund
WesMark Bond Fund
WesMark West Virginia Municipal Bond Fund

           1933 Act File No. 333-16157
           1940 Act File No. 811-07925



Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated March 31, 2004, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 15 on March 25, 2004.

     If you have any questions regarding this certification, please contact me at (412) 288-6239.




                              Very truly yours,



                              /s/ Todd P. Zerega
                              Todd P. Zerega
                             Assistant Secretary